Accounts receivables, net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Accounts Notes And Loans Receivable [Line Items]
Bills receivable	$ 210,047	$ 101,771
Short-term notes receivable
Accounts Notes And Loans Receivable [Line Items]
Bills receivable	$ 478
Short-term notes receivable | Minimum
Accounts Notes And Loans Receivable [Line Items]
Bills receivable maturity period	5 months
Short-term notes receivable | Maximum
Accounts Notes And Loans Receivable [Line Items]
Bills receivable maturity period	6 months